UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (91.0%)(a)
			Shares	Value

Aerospace and defense (1.0%)

Embraer SA ADR (Brazil)			10,477	$386,916

				386,916
Airlines (1.3%)

Air Arabia PJSC (United Arab Emirates)(NON)			536,274	215,718

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)(NON)			71,285	295,166

				510,884
Auto components (2.0%)

Apollo Tyres, Ltd. (India)			105,376	388,290

Delphi Automotive PLC (United Kingdom)			5,385	392,836

				781,126
Automobiles (1.8%)

Tata Motors, Ltd. (India)			56,576	486,329

UMW Holdings Bhd (Malaysia)			66,000	219,912

				706,241
Banks (18.0%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			104,275	208,343

Axis Bank, Ltd. (India)			46,754	362,345

Banco Bradesco SA ADR (Brazil)			25,149	389,307

Bank of China, Ltd. (China)			702,000	361,654

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)			229,500	216,711

China Construction Bank Corp. (China)			704,000	532,589

Commercial International Bank Egypt SAE GDR (Egypt)			48,933	326,293

Credicorp, Ltd. (Peru)			3,244	537,401

CTBC Financial Holding Co., Ltd. (Taiwan)			986,713	669,769

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			325,444	667,769

Federal Bank, Ltd. (India)			160,723	393,040

Grupo Financiero Banorte SAB de CV (Mexico)			51,925	294,379

Industrial & Commercial Bank of China, Ltd. (China)			712,000	480,714

Itau Unibanco Holding SA ADR (Preference) (Brazil)			62,869	946,807

King's Town Bank Co., Ltd. (Taiwan)			151,000	160,023

Philippine National Bank (Philippines)(NON)			158,690	287,143

Turkiye Garanti Bankasi AS (Turkey)			58,154	255,354

				7,089,641
Biotechnology (0.9%)

China Biologic Products, Inc. (China)(NON)			5,127	351,097

				351,097
Building products (0.4%)

Sung Kwang Bend Co., Ltd. (South Korea)			9,925	142,711

				142,711
Chemicals (0.7%)

UPL, Ltd. (India)			48,466	270,053

				270,053
Construction and engineering (5.8%)

China Railway Group, Ltd. (China)			514,000	370,677

China Singyes Solar Technologies Holdings, Ltd. (China)			101,000	170,150

China WindPower Group, Ltd. (China)(NON)			3,840,000	252,046

Hyundai Engineering & Construction Co., Ltd. (South Korea)			6,591	266,011

IRB Infrastructure Developers, Ltd. (India)			104,381	458,817

Mota-Engil SGPS SA (Portugal)			69,078	302,036

Pembangunan Perumahan Persero Tbk PT (Indonesia)			1,086,000	272,263

Surya Semesta Internusa Tbk PT (Indonesia)			2,666,700	209,084

				2,301,084
Construction materials (0.7%)

Siam Cement PCL (The) NVDR (Thailand)			19,000	273,067

				273,067
Consumer finance (1.2%)

Compartamos SAB de CV (Mexico)			142,919	303,947

First Cash Financial Services, Inc. (Mexico)(NON)			2,999	173,282

				477,229
Diversified consumer services (1.4%)

Estacio Participacoes SA (Brazil)			39,002	422,630

Kroton Educacional SA (Brazil)			19,848	138,268

				560,898
Diversified financial services (1.9%)

Chailease Holding Co., Ltd. (Taiwan)			175,200	449,545

Haci Omer Sabanci Holding AS (Turkey)			63,945	305,131

				754,676
Diversified telecommunication services (0.6%)

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			998,300	231,618

				231,618
Electric utilities (1.3%)

Korea Electric Power Corp. (South Korea)			5,950	246,605

Tenaga Nasional Bhd (Malaysia)			65,400	275,707

				522,312
Electronic equipment, instruments, and components (0.7%)

Hollysys Automation Technologies, Ltd. (China)(NON)			10,049	256,350

				256,350
Energy equipment and services (0.6%)

Ezion Holdings, Ltd. (Singapore)			219,480	222,965

				222,965
Food products (3.1%)

Daesang Corp. (South Korea)			8,739	297,887

Gruma SAB de CV Class B (Mexico)			27,400	301,265

Sao Martinho SA (Brazil)			28,287	439,615

Ulker Biskuvi Sanayi AS (Turkey)			23,238	174,698

				1,213,465
Health-care providers and services (3.3%)

CHC Healthcare Group (Taiwan)			102,000	212,394

China Pioneer Pharma Holdings, Ltd. (China)			357,000	316,840

Mediclinic International, Ltd. (South Africa)			43,851	372,122

Netcare, Ltd. (South Africa)			126,656	414,604

				1,315,960
Hotels, restaurants, and leisure (2.3%)

Grand Korea Leisure Co., Ltd. (South Korea)			4,859	164,743

Home Inns & Hotels Management, Inc. ADR (China)(NON)			11,063	341,404

Minor International PCL (Thailand)			173,100	205,601

Paradise Entertainment, Ltd. (Hong Kong)			328,000	189,892

				901,640
Household durables (1.4%)

Coway Co., Ltd. (South Korea)			3,592	279,929

Skyworth Digital Holdings, Ltd. (China)			512,000	285,629

				565,558
Independent power and renewable electricity producers (1.9%)

China Power New Energy Development Co., Ltd. (China)(NON)			3,560,000	243,438

China Resources Power Holdings Co., Ltd. (China)			172,000	497,974

				741,412
Industrial conglomerates (0.4%)

John Keells Holdings PLC (Sri Lanka)			90,883	167,045

				167,045
Insurance (2.5%)

Bajaj Finserv, Ltd. (India)			18,177	336,993

Cathay Financial Holding Co., Ltd. (Taiwan)			248,335	398,968

Samsung Life Insurance Co., Ltd. (South Korea)			2,193	241,254

				977,215
Internet and catalog retail (0.6%)

Bigfoot GmbH (acquired 8/2/13, cost $87,928) (Private) (Brazil)(F)(RES)(NON)			4	53,517

Ctrip.com International, Ltd. ADR (China)(NON)			3,591	194,201

				247,718
Internet software and services (4.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			3,500	390,740

Baidu, Inc. ADR (China)(NON)			1,380	338,252

Naver Corp. (South Korea)			278	188,985

Tencent Holdings, Ltd. (China)			49,700	790,568

Yandex NV Class A (Russia)(NON)			7,785	194,002

				1,902,547
IT Services (1.1%)

HCL Technologies, Ltd. (India)			15,968	427,871

				427,871
Life sciences tools and services (0.9%)

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)			10,709	367,426

				367,426
Machinery (0.2%)

Mota-Engil Africa NV (Angola)(NON)			6,883	91,150

				91,150
Media (1.3%)

Naspers, Ltd. Class N (South Africa)			4,062	526,687

				526,687
Metals and mining (0.5%)

Hindustan Zinc, Ltd. (India)			71,685	188,337

				188,337
Multiline retail (0.6%)

Far Eastern Department Stores, Ltd. (Taiwan)			251,000	216,752

				216,752
Oil, gas, and consumable fuels (3.1%)

Genel Energy PLC (United Kingdom)(NON)			23,688	242,182

Gran Tierra Energy, Inc. (Colombia)(NON)			62,413	238,418

Lukoil OAO ADR (Russia)			7,173	333,787

Petroleo Brasileiro SA ADR (Preference) (Brazil)			20,196	206,201

Sasol, Ltd. (South Africa)			5,302	221,644

				1,242,232
Pharmaceuticals (0.7%)

Glenmark Pharmaceuticals, Ltd. (India)			22,381	295,631

				295,631
Real estate investment trusts (REITs) (0.9%)

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)			272,019	344,891

				344,891
Real estate management and development (1.4%)

Emaar Properties PJSC (United Arab Emirates)(NON)			87,579	260,443

Kawasan Industri Jababeka Tbk PT (Indonesia)			11,757,300	303,449

				563,892
Semiconductors and semiconductor equipment (9.1%)

Advanced Semiconductor Engineering, Inc. (Taiwan)			210,000	253,964

Inotera Memories, Inc. (Taiwan)(NON)			165,000	248,162

Lextar Electronics Corp. (Taiwan)			368,000	333,951

Phison Electronics Corp. (Taiwan)			43,000	287,710

Powertech Technology, Inc. (Taiwan)			196,000	326,327

SK Hynix, Inc. (South Korea)(NON)			16,478	715,360

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			313,889	1,428,441

				3,593,915
Software (0.6%)

Net 1 UEPS Technologies, Inc. (South Africa)(NON)			19,400	237,844

				237,844
Specialty retail (1.7%)

China ZhengTong Auto Services Holdings, Ltd. (China)			567,000	284,762

Fourlis Holdings SA (Greece)(NON)			32,931	161,410

JUMBO SA (Greece)			16,845	213,398

				659,570
Technology hardware, storage, and peripherals (4.3%)

Samsung Electronics Co., Ltd. (South Korea)			1,462	1,681,886

				1,681,886
Water utilities (1.5%)

China Water Affairs Group, Ltd. (China)			366,000	197,330

Sound Global, Ltd. (China)(NON)			342,000	382,297

				579,627
Wireless telecommunication services (2.5%)

China Mobile, Ltd. (China)			80,500	993,125

				993,125

Total common stocks (cost $33,709,296)				$35,882,264

WARRANTS (1.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Kuwait Food Co. (Americana) 144A (Kuwait)	2/24/16	$0.00	17,576	$171,544

Saudi Telecom Co. (Saudi Arabia)	3/2/17	0.00	15,748	280,426

Total warrants (cost $479,981)				$451,970

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

Market Vectors Vietnam ETF (Vietnam)			14,473	$295,828

Total investment companies (cost $294,900)				$295,828

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-15/$40.00		$120,378	$69,525

iShares MSCI Emerging Markets ETF (Put)	Dec-14/40.00		281,485	69,338

Total purchased options outstanding (cost $290,916)				$138,863

SHORT-TERM INVESTMENTS (6.5%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)			2,442,769	$2,442,769

SSgA Prime Money Market Fund Class N zero %(P)			140,000	140,000

Total short-term investments (cost $2,582,769)				$2,582,769

TOTAL INVESTMENTS

Total investments (cost $37,357,862)(b)				$39,351,694

WRITTEN OPTIONS OUTSTANDING at 11/30/14 (premiums $164,338) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-15/$38.00	$120,378	$27,128
iShares MSCI Emerging Markets ETF (Put)	Dec-14/38.00	281,485	16,485

Total			$43,613

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $39,446,651.
(b)	The aggregate identified cost on a tax basis is $37,499,466, resulting in gross unrealized appreciation and depreciation of $4,106,163 and $2,253,935, respectively, or net unrealized appreciation of $1,852,228.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $53,517, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$963,038	$8,237,250	$6,757,519	$332	$2,442,769
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	21.4%
	Taiwan	12.7
	South Korea	10.8
	India	9.2
	Brazil	7.6
	United States	6.6
	South Africa	4.5
	Turkey	3.5
	United Arab Emirates	3.5
	Indonesia	3.1
	Mexico	2.7
	United Kingdom	1.6
	Peru	1.4
	Russia	1.3
	Malaysia	1.3
	Thailand	1.2
	Greece	1.0
	Egypt	0.8
	Portugal	0.8
	Vietnam	0.8
	Philippines	0.7
	Saudi Arabia	0.7
	Colombia	0.6
	Singapore	0.6
	Hong Kong	0.5
	Other	1.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,694,940	$3,417,733	$53,517
Consumer staples	740,880	472,585	—
Energy	444,619	1,020,578	—
Financials	2,645,123	7,562,421	—
Health care	718,523	1,611,591	—
Industrials	478,066	3,121,724	—
Information technology	1,417,188	6,683,225	—
Materials	—	731,457	—
Telecommunication services	—	1,224,743	—
Utilities	—	1,843,351	—
Total common stocks	8,139,339	27,689,408	53,517
Investment companies	295,828	—	—
Purchased options outstanding	—	138,863	—
Warrants	—	451,970	—
Short-term investments	2,582,769	—	—

Totals by level	$11,017,936	$28,280,241	$53,517

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(43,613)	$—

Totals by level	$—	$(43,613)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$590,833	$43,613

Total	$590,833	$43,613

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$420,000
Written equity option contracts (contract amount)		$440,000
Warrants (number of warrants)		430,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Total

	Assets:
	Purchased options#	$ 138,863	$ 138,863

	Total Assets	$138,863	$138,863

	Liabilities:
	Written options#	$ 43,613	$ 43,613

	Total Liabilities	$43,613	$43,613

	Total Financial and Derivative Net Assets	$95,250	$95,250
	Total collateral received (pledged)##†	$95,250
	Net amount	$–

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015